Subsequent Event - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 06, 2023 CAD ($) $ / shares shares	Jan. 01, 2023 CAD ($) shares	Jun. 30, 2021 CAD ($) shares	Dec. 31, 2022	Dec. 31, 2021 CAD ($)
Subsequent Events [Line Items]
Number of share options exercised				3,247,332	10,020,001
Proceeds from exercise of stock options					$ 25,962
Number of share options granted				9,744,729	17,400,000
Net proceeds from issue of ordinary shares			$ 2,074
Shares issued during period | shares			400,000
Major ordinary share transactions [member]
Subsequent Events [Line Items]
Number of share options exercised		60,000
Proceeds from exercise of stock options		$ 171
Number of share options granted | shares		500,000
Net proceeds from issue of ordinary shares	$ 27,700
Common stock shares authorized value	$ 250,000
Shares issued during period | shares	4,494,959
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares	$ 6.23
Gross Proceeds From Issue Of Ordinary Shares	$ 28,000
Commissions during shares issued	$ 280